Cover	Jan. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2020
Entity File Number	1-35322
Entity Registrant Name	WPX Energy, Inc.
Entity Central Index Key	0001518832
Entity Tax Identification Number	45-1836028
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3500 One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172-0172
City Area Code	855
Local Phone Number	979-2012
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WPX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false